Real Estate Property under Development - Additional Information (Detail)	12 Months Ended			1 Months Ended				12 Months Ended			12 Months Ended							1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Apr. 11, 2011 Commercial land use rights [Member]	Apr. 11, 2011 Residential land use rights [Member]	Mar. 16, 2011 Huainan Ninetowns [Member] CNY	Mar. 30, 2011 Huainan Huacheng [Member] CNY	Dec. 31, 2012 Huainan Huacheng [Member] CNY	Apr. 07, 2011 Huainan Huacheng [Member] USD ($)	Apr. 07, 2011 Huainan Huacheng [Member] CNY	Dec. 31, 2012 Huainan Huacheng [Member] Land [Member] Maximum [Member]	Dec. 31, 2012 Huainan Huacheng [Member] Land [Member] Minimum [Member]	Dec. 31, 2013 Huainan Huacheng [Member] Huainan [Member] USD ($)	Dec. 31, 2013 Huainan Huacheng [Member] Huainan [Member] CNY	Dec. 31, 2013 Huainan Huacheng [Member] Huainan [Member] Land [Member] USD ($)	Dec. 31, 2013 Huainan Huacheng [Member] Huainan [Member] Land [Member] CNY	May 15, 2014 Huainan Huacheng [Member] Subsequent Event [Member] CNY	Oct. 31, 2008 Yizhuang [Member] CNY	Jan. 31, 2012 Yizhuang [Member] CNY	Dec. 30, 2013 Dalian Changzheng [Member]	Dec. 31, 2012 Dalian Changzheng [Member]
Real Estate Properties [Line Items]
Land acquisition costs	$ 27,693,000	167,643,000	459,599,000
Land development costs	5,339,000	32,323,000	68,103,000
Capital contribution paid						10,000,000	8,000,000
Consideration for land purchased									43,000,000	258,000,000
Payable for land purchased																	129,000,000
Consideration for land paid								140,000,000
Estimated useful life											40 years	70 years
Acquisition costs													48,000,000	292,000,000	46,300,000	280,000,000		30,156,000
Land use right period	70 years	70 years		40 years	70 years													50 years
Net land acquisition cost	143,000	863,000	962,000																27,593,000
Net land development cost																			6,211
Equity ownership																				70.00%	70.00%